Derivative Financial Instruments And Certain Hedging Activities (Derivative Instruments Measured At Fair Value) (Details) (Significant Observable Inputs (Level 2) [Member], USD $)
In Millions, unless otherwise specified
Dec. 31, 2011
Derivative [Line Items]
Fair value measurements for derivative financial instruments	$ (15.7)
Currency Forwards [Member]
Derivative [Line Items]
Fair value measurements for derivative financial instruments	(2.4)
Cross Currency Swaps [Member]
Derivative [Line Items]
Fair value measurements for derivative financial instruments	(13.2)
Cash Flow Hedges [Member]
Derivative [Line Items]
Fair value measurements for derivative financial instruments	$ (0.1)